Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

Note 2 – Basis of Presentation

Reverse Acquisition – On July 22, 2013, the Company acquired Foundation Surgery Affiliates, LLC (“FSA”) and FSA’s consolidated variable interest entity, Foundation Surgical Hospital Affiliates, LLC (“FSHA”) (collectively referred to as “Foundation”). For accounting purposes, the acquisition of FSA was accounted for as a reverse acquisition and as a result, the Company’s historical operating results included in the accompanying consolidated financial statements for the periods prior to July 22, 2013 represent those of FSA. The historical financial statements of FSA have been adjusted for the effect of the recapitalization that occurred as a result of the reverse acquisition.

Going Concern and Management’s Plan – As of September 30, 2014, the Company had an accumulated deficit of $38.4 million, cash and cash equivalents of $3.6 and working capital of $1.3 million. During the nine months ended September 30, 2014, the Company generated a net loss attributable to Foundation Healthcare of $2.7 million and generated $2.4 million in cash flow from operating activities from continuing operations. On June 30, 2014, the Company completed a refinancing of substantially all of its outstanding indebtedness through the execution of the SNB Credit Facility. The SNB Credit Facility includes a Term Loan in the amount of $27.5 million and a Revolving Loan in the amount of $2.5 million (see Note 7 – Borrowings and Capital Lease Obligations).

As of September 30, 2014, the Company has $2.5 million available under the Revolving Loan. Management believes that the line of credit along with the Company’s cash on hand and projected cash flow from operations will provide the Company with enough liquidity to meet its cash requirements over the next 12 months. However, if the Company’s cash flows from operations do not meet or exceed management’s projections, the Company may need to raise additional funds, including through debt or equity financings. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Reverse Stock Split – On January 8, 2015, the Company executed a reverse stock split of the Company’s common stock in a ratio of 1-for-10. The effect of the reverse split reduced the Company’s outstanding common stock shares from 172,638,414 to 17,263,841 shares as of the date of the reverse split. The accompanying consolidated financial statements give effect to the reverse split as of the first date presented.

Note 2 – Basis of Presentation

Reverse Acquisition – On July 22, 2013, the Company acquired Foundation Surgery Affiliates, LLC (“FSA”) and FSA’s consolidated variable interest entity, Foundation Surgical Hospital Affiliates, LLC (“FSHA”) (collectively referred to as “Foundation”). For accounting purposes, the acquisition of FSA was accounted for as a reverse acquisition and as a result, the Company’s historical operating results included in the accompanying consolidated financial statements for the periods prior to July 22, 2013 represent those of FSA. The historical financial statements of FSA have been adjusted for the effect of the recapitalization that occurred as a result of the reverse acquisition.

Going Concern and Management’s Plan – As of December 31, 2013, the Company had an accumulated deficit of $35.2 million and a working capital deficiency of $15.0 million. During the year ended December 31, 2013, the Company generated a net loss attributable to Foundation Healthcare of $19.4 million, including a goodwill impairment charge of $21.9 million, and generated cash flow from operating activities from continuing operations of $7.3 million. As of December 31, 2013, the Company had cash and cash equivalents of $4.2 million and in March 2014, the Company received $4.1 million as part of a lease transaction (see Note 19 – Subsequent Events). Management expects to refinance, by the end of the second quarter of 2014, a significant portion of the Company’s long-term debt obligations. Management expects that the Company will be able to significantly reduce its annual debt service payments as part of the refinancing; however, there is no assurance that management will be successful in completing the debt refinancing.

If management is unable to refinance a significant portion of its existing debt as noted above, the Company may be forced to obtain extensions on existing debt obligations as they become due in 2014. Although management has historically been successful in obtaining extensions, there is no assurance that the Company’s banks will continue to grant them in the future. In addition, management may choose to raise additional funds through the sale of equity or assets, but there is no assurance that the Company will be successful in completing such actions.

If management does not complete the debt refinancing or alternatively obtain extensions on some of its debt obligations during 2014, the Company may not have sufficient cash on hand or generate sufficient cash flow from operations to meet its cash requirements over the next 12 months. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Reverse Stock Split – On January 8, 2015, the Company executed a reverse stock split of the Company’s common stock in a ratio of 1-for-10. The effect of the reverse split reduced the Company’s outstanding common stock shares from 172,638,414 to 17,263,841 shares as of the date of the reverse split. The accompanying consolidated financial statements give effect to the reverse split as of the first date presented.